Report Of The Directors Financial Review Risk Report - Sensitivity Analysis (Details) - Insurance Risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [line items]
10% increase in mortality and/or morbidity rates	$ (77)	$ (71)
10% decrease in mortality and/or morbidity rates	82	75
10% increase in lapse rates	(93)	(80)
10% decrease in lapse rates	106	93
10% increase in expense rates	(92)	(89)
10% decrease in expense rates	$ 91	$ 87